SEGMENTED INFORMATION - Balance sheet (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) MW	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 431	$ 352	$ 422	$ 927
Property, plant and equipment, at fair value	44,590	41,055	38,177
Total assets	49,722	46,196
Total borrowings	18,082	17,300
Other liabilities	9,873	8,416
Additions to property, plant and equipment	$ 968	497
192 MW Hydro Portfolio
Disclosure of operating segments [line items]
Hydro power capacity | MW	192
Right-of-use assets adjustment	$ 185
Brookfield Renewable and Institutional Partners | 192 MW Hydro Portfolio
Disclosure of operating segments [line items]
Right-of-use assets adjustment	247
Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	291	143
Property, plant and equipment, at fair value	27,070	21,590
Total assets	29,398	23,541
Total borrowings	12,204	9,281
Other liabilities	6,527	4,873
Additions to property, plant and equipment	675	264
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents	(20)	(19)
Property, plant and equipment, at fair value	(940)	(1,142)
Total assets	(387)	(520)
Total borrowings	(332)	(431)
Other liabilities	(55)	(483)
Additions to property, plant and equipment	(17)	(19)
Attributable to non-controlling interests
Disclosure of operating segments [line items]
Cash and cash equivalents	160	228
Property, plant and equipment, at fair value	18,460	20,607
Total assets	20,711	23,175
Total borrowings	6,210	8,450
Other liabilities	3,401	4,026
Additions to property, plant and equipment	310	252
Hydroelectric
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	28,418	26,015	24,666
Hydroelectric | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	38	9
Property, plant and equipment, at fair value	12,983	11,488
Total assets	13,628	12,153
Total borrowings	3,439	3,070
Other liabilities	3,232	2,877
Additions to property, plant and equipment	307	77
Hydroelectric | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	6	7
Property, plant and equipment, at fair value	1,544	1,938
Total assets	1,751	2,126
Total borrowings	245	208
Other liabilities	153	148
Additions to property, plant and equipment	65	32
Hydroelectric | Colombia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	6	10
Property, plant and equipment, at fair value	1,965	1,773
Total assets	2,201	2,027
Total borrowings	439	449
Other liabilities	556	499
Additions to property, plant and equipment	5	7
Wind
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	9,010	9,300	8,796
Wind | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	36	18
Property, plant and equipment, at fair value	3,606	2,458
Total assets	3,801	2,705
Total borrowings	1,680	1,221
Other liabilities	773	597
Additions to property, plant and equipment	70	112
Wind | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	1	2
Property, plant and equipment, at fair value	274	368
Total assets	292	391
Total borrowings	66	71
Other liabilities	8	10
Additions to property, plant and equipment	1	3
Wind | Europe | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	60	21
Property, plant and equipment, at fair value	1,095	628
Total assets	1,267	692
Total borrowings	669	326
Other liabilities	220	100
Additions to property, plant and equipment	29	9
Wind | Asia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	3	5
Property, plant and equipment, at fair value	175	187
Total assets	272	233
Total borrowings	125	124
Other liabilities	22	28
Additions to property, plant and equipment	0	0
Solar
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	7,012	5,505	4,457
Solar | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	86	52
Property, plant and equipment, at fair value	3,548	1,674
Total assets	3,985	1,906
Total borrowings	2,534	1,266
Other liabilities	568	240
Additions to property, plant and equipment	146	0
Energy transition
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	150	235	$ 258
Energy transition | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	48	18
Property, plant and equipment, at fair value	1,880	1,076
Total assets	2,101	1,205
Total borrowings	864	439
Other liabilities	211	126
Additions to property, plant and equipment	48	21
Corporate | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	7	1
Property, plant and equipment, at fair value	0	0
Total assets	100	103
Total borrowings	2,143	2,107
Other liabilities	784	248
Additions to property, plant and equipment	$ 4	$ 3